Income Taxes (Significant Changes Recognized To Deferred Income Tax Assets (Liabilities)) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	$ (1,871)	$ (1,880)
Recognized in statement of income	(59)	(4)
Recognized in other comprehensive income	1	(13)
Deferred tax assets (liabilities), end of period	(1,967)	(1,871)
IFRS 16 Adoption [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of IFRS/IFRIC adoption	0
IFRIC 23 Adoption [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of IFRS/IFRIC adoption	(38)
Property, Plant And Equipment And Software Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	(299)	(287)
Recognized in statement of income	(51)	(12)
Recognized in other comprehensive income	0	0
Deferred tax assets (liabilities), end of period	(394)	(299)
Property, Plant And Equipment And Software Assets [Member] | IFRS 16 Adoption [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of IFRS/IFRIC adoption	(4)
Property, Plant And Equipment And Software Assets [Member] | IFRIC 23 Adoption [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of IFRS/IFRIC adoption	(40)
Broadcast Rights, Licences, Customer Relationships, Trademark And Brands [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	(1,626)	(1,733)
Recognized in statement of income	(10)	107
Recognized in other comprehensive income	0	0
Deferred tax assets (liabilities), end of period	(1,634)	(1,626)
Broadcast Rights, Licences, Customer Relationships, Trademark And Brands [Member] | IFRS 16 Adoption [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of IFRS/IFRIC adoption	0
Broadcast Rights, Licences, Customer Relationships, Trademark And Brands [Member] | IFRIC 23 Adoption [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of IFRS/IFRIC adoption	2
Partnership Income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	(32)	29
Recognized in statement of income	21	(61)
Recognized in other comprehensive income	0	0
Deferred tax assets (liabilities), end of period	(11)	(32)
Partnership Income [Member] | IFRS 16 Adoption [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of IFRS/IFRIC adoption	0
Partnership Income [Member] | IFRIC 23 Adoption [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of IFRS/IFRIC adoption	0
Non Capital Loss Carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	93	68
Recognized in statement of income	13	25
Recognized in other comprehensive income	0	0
Deferred tax assets (liabilities), end of period	106	93
Non Capital Loss Carryforwards [Member] | IFRS 16 Adoption [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of IFRS/IFRIC adoption	0
Non Capital Loss Carryforwards [Member] | IFRIC 23 Adoption [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of IFRS/IFRIC adoption	0
Accrued Charges [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	(7)	43
Recognized in statement of income	(32)	(63)
Recognized in other comprehensive income	1	(13)
Deferred tax assets (liabilities), end of period	(34)	$ (7)
Accrued Charges [Member] | IFRS 16 Adoption [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of IFRS/IFRIC adoption	4
Accrued Charges [Member] | IFRIC 23 Adoption [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of IFRS/IFRIC adoption	$ 0